Other income and other losses	12 Months Ended
Dec. 31, 2023
ZHEJIANG TIANLAN
Other income and other losses
16.	Other income and other losses

Other income

	Year ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000

Impairment gain on contract assets	2,158	-	-
Gain on disposal of property, plant and equipment	-	-	39
Investment income	2,863	824	531
Compensation income	7,796	-
Amounts waived by payees	-	980	3,061
Reversal of allowance for doubtful accounts	10,841	983	183
Subsidy income from PRC government	9,088	9,002	7,780

	32,746	11,789	11,594

Other losses

	Year ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000

Impairment loss on short term investments	-	195	-
Impairment loss on contract assets	-	3,560	1,238
	-	3,755	1,238